INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS
5.	INVESTMENTS

The Company classifies its investments at FVTPL. Realized gains and losses on disposal of investments and unrealized gains and losses in the fair value of investments are reflected in the statement of loss and comprehensive loss in the period in which they occur.

Investments consisted of the following as at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
	$	$
Equities held (i)	28,578,556	21,089,997
Warrants held (ii)	3,363,902	—
Total Investments	31,942,458	21,089,997

(i) Equities held

The Company held the following equities as at December 31, 2021 and 2020:

			Fair Value
			December 31,
		Cost	2021
	Quantity	$	$
Exploits Discovery Corp.	13,229,466	8,462,704	7,276,206
Labrador Gold Corp.	12,555,556	8,850,000	11,300,000
Long Range	5,000,000	500,000	500,000
Novo Resources Corp.	6,645,000	16,014,450	9,502,350
Total Equities		33,827,154	28,578,556

5.	INVESTMENTS (continued)

(i) Equities held (continued)

			Fair Value
			December 31,
		Cost	2020
	Quantity	$	$
Exploits Discovery Corp. (i)	6,562,799	4,462,703	3,957,368
MetalsTech Limited	3,000,000	586,920	604,852
Novo Resources Corp.	6,944,444	16,736,110	16,527,777
Total Equities		21,785,733	21,089,997
(i)

The Exploits Discovery Corp. investment is subject to certain resale restrictions expiring December 8, 2021 and trading restrictions expiring April 8, 2021 and was discounted in the amount of $439,708.

Investments in Exploits Discovery Corp., MetalsTech Limited, Labrador Gold Corp. and Novo Resources Corp. represent investments in public companies that are quoted on an active exchange and are measured using the quoted market price of these companies. Long Range is a private company without observable market prices for its common shares and is measured at its estimated fair value based on valuation techniques that use inputs derived by management and is considered Level 3 in the fair value hierarchy (Note 16).

(ii) Warrants held

The Company held the following warrants as at December 31, 2021:

			Fair Value
			December 31,
		Cost	2021
	Quantity	$	$
Exploits Discovery Corp.	6,666,667	—	837,381
Labrador Gold Corp.	6,277,778	—	2,526,521
Total Warrants		—	3,363,902

The Company did not hold any investments in warrants as at December 31, 2020.

Warrants held by the Company are classified at fair value through profit or loss, with any gains or losses arising on remeasurement recognized in profit or loss. Warrants that do not have a quoted market price are valued using a Black-Scholes option pricing model using assumptions including risk free interest rate, expected dividend yield, expected volatility, and expected remaining life of the warrant, which are supported by observable market conditions.

5.	INVESTMENTS (continued)

(ii) Warrants held (continued)

An analysis of investments including related gains and losses for the years ended December 31, 2021 and 2020 is as follows:

	Year ended December 31,
	2021	2020
	$	$
Investments, beginning of year	21,089,997	114,937
Investments received in private placement	—	16,736,110
Investments received in sale of exploration and evaluation assets	500,000	4,462,704
Purchases of investments	12,850,001	—
Disposition of investments	(1,313,462)	—
Realized gain on investments	192,114	—
Unrealized (loss) on investments	(1,376,192)	(223,754)
Investments, end of year	31,942,458	21,089,997